Loans and borrowings - Terms and Conditions of Loans and Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 28, 2021	Sep. 27, 2021	Jun. 18, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 508,595				$ 215,253
Current portion of loans and borrowings	(7,349)				(2,527)
Loans and borrowings	501,246				212,726
Total credit facilities
Disclosure of detailed information about borrowings [line items]
Carrying amount	500,282				206,481
Term loan facilities
Disclosure of detailed information about borrowings [line items]
Facility	511,971			$ 511,971	211,971
Carrying amount	500,282			300,000	206,481
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Facility	385,000	$ 385,000	$ 350,000	$ 350,000	100,000	$ 50,000
Carrying amount	0				0
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 8,313				$ 8,772